UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Tyrus Capital LLP

Address:   11 Grosvenor Place
           London, United Kingdom SW1X 7HH


Form 13F File Number: 028-13726


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Xavier Freixes
Title:  Chief Executive Officer
Phone:  +44 20 7245 7900

Signature,  Place,  and  Date  of  Signing:

/s/ Xavier Freixes                 London, UK                         5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:               8

Form 13F Information Table Value Total:  $       96,773
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13727             Tony Chedraoui
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ------- ------ ----
GSI COMMERCE INC             COM            36238G102   25,201   861,000 SH       DEFINED    1        861,000      0    0
ALLIED HEALTHCARE INTL INC   COM            01923A109      414   163,000 SH       DEFINED    1        163,000      0    0
GENERAL MTRS CO              COM            37045V100   10,395   335,000 SH       DEFINED    1        335,000      0    0
GRAN TIERRA ENERGY INC       COM            38500T101    7,132   885,000 SH       DEFINED    1        885,000      0    0
NORTHERN DYNASTY MINERALS LT COM NEW        66510M204      752    50,000 SH       DEFINED    1         50,000      0    0
NORTHROP GRUMMAN CORP        COM            666807102   18,813   300,000 SH       DEFINED    1        300,000      0    0
NYSE EURONEXT                COM            629491101   20,926   595,000 SH       DEFINED    1         595000      0    0
TIVO INC                     COM            888706108   13,140 1,500,000 SH       DEFINED    1        1500000      0    0


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